SHORT TERM INVESTMENTS	12 Months Ended
Dec. 31, 2020
SHORT TERM INVESTMENTS
SHORT TERM INVESTMENTS

5. SHORT TERM INVESTMENTS

Short term investments consist of held-to-maturity investments and available-for-sale investments.

Held to maturity investments

Held-to-maturity investments consist of various fixed-income financial products purchased from Chinese commercial banks, which are classified as held-to-maturity investments as the Group has the positive intent and ability to hold the investments to maturity. The maturities of these financial products are forty-two days, with annual interest rate ranging from 3.25% to 3.30% and matured and fully collected with principal and interest as of the date of this report. They are classified as short term investments on the consolidated balance sheets as its contractual maturity dates are less than one year. The repayments of principal of the financial products are not guaranteed by the Chinese commercial banks from which the fixed income financial products were purchased. Historically, the Company has received the principal and the interest in full upon maturity of these investments.

While these fixed-income financial products are not publicly traded, the Company estimated that their fair value approximate their amortized costs considering their short term maturities and high credit quality. No OTTI loss was recognized for the year ended December 31, 2020.

Available-for-sale investments

Investments other than held-to-maturity are classified as available-for-sale investments, which consist of various adjustable-income financial products purchased from Chinese commercial banks. All the available for sale investments did not have maturity date. They are classified as short-term investments on the consolidated balance sheets as management intends to hold them for a period less than one year.

Available-for-sale securities are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income. The aging of all the available-for-sale investments were less than 12 months as of December 31, 2020. No OTTI loss was recognized for the year ended December 31, 2020.

The amortized cost, gross unrealized gain in accumulated other comprehensive income, and estimated fair value of investments as of December 31, 2019 and 2020, are reflected in the tables below:

	As of December 31, 2019
		Gross unrealized gain
		in accumulated other	Estimated
	Amortized Cost	comprehensive income	Fair value
	RMB	RMB	RMB
Short-term investments:
Held-to-maturity investments
Fixed-rate financial products	31,000	—	31,000

Available-for-sale investments
Adjustable-rate financial products	56,000	1,487	57,487

	As of December 31, 2020
		Gross unrealized gain
		in accumulated other	Estimated
	Amortized Cost	comprehensive income	Fair value
	RMB	RMB	RMB
Short-term investments:
Held-to-maturity investments
Fixed-rate financial products	45,000	—	45,000

Available-for-sale investments
Adjustable-rate financial products	117,000	854	117,854

Interest income recognized on held-to-maturity investments for years ended December 31, 2018, 2019 and 2020 were as follows:

	Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Interest income recognized on held-to-maturity investments	5,836	1,904	548	81